Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies [Line Items]
Cash deposite	$ 5,484,960
Notes receivable	3,071
Credit loss
Inventory allowance		1,851
Intangible assets over useful lives term	10 years
Deferred revenue	$ 3,037,609	1,671,353
Cost of revenue	172,983,529	209,112,615	$ 282,561,907
Selling expenses	2,343,841	1,991,992	1,931,785
Capitalized software development costs	60,239	63,698	16,351
General and administrative expenses	$ 481,548	437,261	530,144
Tax benefit rate	50.00%
Income before taxes	$ 471,717	877,850	1,109,748
Value added tax rate description	The Company is a general taxpayer and is subject to applicable VAT tax rate of 6% or 16%, and starting from April 1, 2019, the Company is subject to applicable VAT tax rate of 6% or 13%.
Consolidated statements of income and comprehensive income amount	$ 190,436	175,762	199,472
Government subsidies and other operating income	54,104	125,125	213,741
Shipping and Handling Costs [Member}
Summary of Significant Accounting Policies [Line Items]
Cost of revenue	452,885	474,543	589,291
Selling expenses	$ 408,440	$ 423,606	$ 445,840
Series of Individually Immaterial Business Acquisitions [Member]
Summary of Significant Accounting Policies [Line Items]
Voting power percentage	50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Investments rate	1.50%
Transaction and earns a commission fee percentage	0.15%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Investments rate	2.50%
Transaction and earns a commission fee percentage	1.50%